Condensed Consolidated Statements of Changes in Shareholders' Equity/(Deficit) (Unaudited) - USD ($) $ in Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Sep. 30, 2024			$ 84,824	$ (129,532)	$ 10,967	$ (33,741)	$ (1,436)	$ (35,177)
Balance, shares at Sep. 30, 2024	140,772	69,190
Net loss				(5,239)		(5,239)	(39)	(5,278)
Share-based compensation			4,508			4,508		4,508
Share-based compensation, shares	7,229
Settlement of payable to redeemable non-controlling interests							16,000	16,000
Foreign currency translation					1,148	1,148	322	1,470
Transfer of ordinary shares
Transfer of ordinary shares, shares	5,600	(5,600)
Ending balance, value at Mar. 31, 2025			89,332	(134,771)	12,115	(33,324)	14,847	(18,477)
Balance, shares at Mar. 31, 2025	153,601	63,590
Beginning balance, value at Sep. 30, 2025			94,554	(146,040)	11,495	(39,991)	14,420	(25,571)
Balance, shares at Sep. 30, 2025	183,980	61,310
Net loss				(26,286)		(26,286)	27	(26,259)
Share-based compensation			18,843			18,843		18,843
Share-based compensation, shares	702,651
Settlement of payable to redeemable non-controlling interests
Foreign currency translation					1,113	1,113	(19)	1,094
Equity financing			39,000			39,000		39,000
Equity financing, shares	3,541,223
Ending balance, value at Mar. 31, 2026			$ 152,397	$ (172,326)	$ 12,608	$ (7,321)	$ 14,428	$ 7,107
Balance, shares at Mar. 31, 2026	4,427,854	61,310